Income tax - Factors affecting tax charge/credit for the year (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020
Factors affecting tax charge/credit for the year
(Loss) / Profit from continuing operations	$ 783,847	$ (271,729,101)	$ (1,136,853)
Tax at the applicable rate of 19% (2020 - 19%, 2019 - 19%)	148,931	(51,628,512)	(216,002)
Disallowable expenditure	60,122	754,359	24,013
Fixed asset timing differences	(708,247)		(852,403)
Unutilised losses	140,615	3,103,171	1,420,938
Tax losses surrendered for R&D credit	(209,053)
Unutilised tax losses on which deferred tax is not recognised		1,990,522	191,988
R&D tax credit	821,350	33,251
Additional deduction for R&D		(1,104,676)
Remeasurement of R&D		(1,322,616)
Fair valuation of warrants		18,637,113
Reverse acquisition expense		$ 29,537,388
Income tax credit	$ 253,718		$ 568,534
Applicable rate	19.00%	19.00%	19.00%